Mineral Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Mineral Property, Plant and Equipment [Text Block]
4. Mineral Property, Plant and Equipment

Details of the Mineral Property, Plant and Equipment are as follows:

Net Book Value	Mineral Property	Plant and Equipment	Total
Balance - December 31, 2021	$422,077	$644	$422,721
Additions	8,318	-	8,318
Changes to environmental rehabilitation provision (Note 6)	11,206	-	11,206
Depreciation	-	(192)	(192)
Balance - December 31, 2022	441,601	452	442,053
Gross carrying value	488,769	2,166	490,935
Accumulated depreciation and impairment	$(47,168)	$(1,714)	$(48,882)

Net Book Value	Mineral Property	Plant and Equipment	Total
Balance - December 31, 2020	$414,709	$850	$415,559
Additions	7,038	-	7,038
Changes to environmental rehabilitation provision (Note 6)	330	-	330
Depreciation	-	(206)	(206)
Balance - December 31, 2021	422,077	644	422,721
Gross carrying value	469,245	2,166	471,411
Accumulated depreciation and impairment	$(47,168)	$(1,522)	$(48,690)

Mineral Property	December 31, 2022	December 31, 2021
Mineral property acquisition and interest	$79,625	$79,625
Mine plan and development	54,356	53,085
Environmental	152,894	149,275
Consulting and wages	66,906	64,299
Reclamation and remediation (Note 6)	56,120	44,914
Site activities	31,622	30,801
Mine equipment	78	78
Total	$441,601	$422,077

In November 2005, the Company acquired from Cliffs Erie LLC, a subsidiary of Cleveland Cliffs Inc. (together "Cliffs") large parts of a processing facility located approximately six miles from the ore body. In December 2006, the Company acquired from Cliffs additional property and associated rights sufficient to provide it with a railroad connection linking the mine development site and the processing facility. The transaction also included a railcar fleet, locomotive fueling and maintenance facilities, water rights and pipelines, administrative offices on site and an additional 6,000 acres of land to the east and west of the existing tailings storage facilities. The consideration paid for the processing facility and associated infrastructure was $18.9 million in cash and $13.953 million in shares. As part of the consideration, the Company indemnified Cliffs for reclamation and remediation obligations of the acquired property (see Note 6).

During 2022, the Company capitalized development costs of $8.318 million (2021 - $7.038 million) necessary to bring the NorthMet Project to commercial production. No borrowing costs were capitalized during 2022. As NorthMet Project assets are not in use or capable of operating in a manner intended by management, no depreciation or amortization of these assets has been recorded to December 31, 2022.

The Company regularly assesses whether there are indicators of asset impairment. No indicators of asset impairment were identified during 2022.